Leasing Arrangements - Supplemental Disclosure for Balance Sheet related to Finance Leases (Details) $ in Millions	Dec. 31, 2019 USD ($)
Assets
Property, plant and equipment, net	$ 939
Liabilities
Debt maturing within one year	336
Long-term debt	780
Total Finance lease liabilities	$ 1,116